UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--38.5%	Principal Amount ($)	Value ($)

ABN-AMRO Bank N.V. (London)
2.85%, 11/7/08	150,000,000	150,000,862
Allied Irish Banks (Yankee)
2.82% - 3.12%, 11/20/08 - 1/6/09	735,000,000	735,010,004
Banca Intesa SpA (Yankee)
3.02% - 3.12%, 1/12/09 - 2/27/09	1,100,000,000	1,100,000,000
Bank of Ireland (Yankee)
3.15%, 2/9/09	600,000,000 a	600,000,000
Bank of Scotland (Yankee)
3.16%, 3/5/09	400,000,000	400,000,000
Bank of Scotland PLC (Yankee)
2.88%, 11/3/08	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
2.82%, 11/28/08	250,000,000	250,000,000
Barclays Bank PLC (Yankee)
2.82% - 3.18%, 11/24/08 - 2/20/09	650,000,000	650,000,000
Branch Banking & Trust Co.
2.88%, 11/5/08	10,000,000	10,000,000
Calyon (London)
3.05%, 12/11/08	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (Yankee)
3.07%, 1/6/09 - 1/7/09	850,000,000	849,995,007
Compass Bank
3.18%, 3/5/09	100,000,000	100,000,000
Credit Agricole (London)
2.90%, 12/1/08	500,000,000	500,000,000
Credit Suisse
4.69%, 11/10/08	475,000,000 b	475,000,000
DEPFA BANK PLC (Yankee)
2.90%, 11/6/08 - 12/10/08	1,150,000,000 a	1,149,999,656
Fifth Third Bank
2.80% - 2.85%, 11/17/08 - 11/26/08	370,000,000	370,000,000
Fortis Bank (Yankee)
3.15%, 1/30/09	500,000,000	500,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
2.90%, 12/12/08	500,000,000	500,000,000
Natixis (Yankee)
2.90% - 2.99%, 12/11/08 - 12/29/08	500,000,000	500,029,620
Royal Bank of Scotland PLC (Yankee)
3.00%, 12/23/08 - 12/30/08	675,000,000	675,010,569
Skandinaviska Enskilda Banken AB (London)
3.12%, 2/27/09	450,000,000 a	450,000,000
UniCredito Italiano Bank PLC (Yankee)
3.14%, 1/7/09	250,000,000 a	250,000,000
UniCredito Italiano SpA (Yankee)
3.20%, 1/30/09	80,000,000	80,000,000

Wachovia Bank, N.A.
3.05%, 12/15/08	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,845,045,718)		10,845,045,718
Commercial Paper--46.6%

Alpine Securitization Corp.
3.61% - 4.52%, 11/14/08 - 11/20/08	450,000,000 a	449,200,000
ASB Finance Ltd.
2.83%, 11/21/08	250,000,000 a	249,612,500
Atlantic Asset Securitization LLC
3.51% - 4.07%, 11/17/08 - 11/19/08	300,000,000 a	299,465,000
Atlantis One Funding Corp.
0.25%, 11/3/08	600,000,000 a	599,991,667
Banco Bilbao Vizcaya Argenteria Puerto Rico
3.14%, 2/11/09	300,000,000	297,373,500
Bank of Ireland
3.15% - 3.16%, 2/9/09 - 2/20/09	950,000,000 a	941,330,417
Bank of Scotland PLC
2.80%, 11/13/08	400,000,000	399,632,000
Barton Capital LLC
4.12%, 11/17/08	183,163,000 a	182,829,236
BNP Paribas Finance Inc.
0.25%, 11/3/08	700,000,000	699,990,278
Cancara Asset Securitisation Ltd.
3.81% - 4.77%, 11/12/08 - 11/19/08	1,225,000,000 a	1,223,107,292
CHARTA LLC
4.52%, 11/19/08	300,000,000 a	299,325,000
CIESCO LLC
4.01%, 11/17/08	260,000,000 a	259,537,778
Citigroup Funding Inc.
2.93% - 3.46%, 11/13/08 - 11/25/08	600,000,000	598,849,500
Commerzbank U.S. Finance Inc.
3.00%, 1/16/09	1,000,000,000	993,751,111
DnB NOR Bank ASA
2.88%, 11/3/08	100,000,000 a	99,984,222
Fairway Finance Company LLC
4.77%, 11/7/08 - 11/12/08	625,000,000 a	624,175,347
Gemini Securitization Corp., LLC
3.61% - 4.42%, 11/14/08 - 11/21/08	1,105,000,000 a	1,102,885,903
General Electric Capital Corp.
0.25%, 11/3/08	750,000,000	749,989,583
Greenwich Capital Holdings Inc.
3.07%, 1/12/09	150,000,000	149,091,000
Hannover Funding Company LLC
2.75%, 11/3/08	225,000,000 a	224,965,625
Matchpoint Master Trust
4.67% - 4.77%, 11/10/08 - 11/12/08	250,000,000 a	249,679,792
Mont Blanc Capital Corp.
3.62% - 4.17%, 11/18/08 - 12/22/08	425,000,000 a	423,774,583
Natexis Banques Populaires US Finance Co. LLC
2.95%, 12/2/08	250,000,000	249,374,188
Picaros Funding LLC

4.52%, 11/13/08	250,000,000 a	249,625,000
Salisbury Receivables Company LLC
4.27%, 11/17/08	400,000,000 a	399,244,445
Swedbank (ForeningsSparbanken AB)
2.96% - 3.04%, 11/7/08 - 12/9/08	400,000,000	398,995,000
Thames Asset Global Securitization No. 1 Inc.
5.27%, 11/7/08	125,000,000 a	124,890,625
Three Pillars Funding LLC
4.01% - 5.02%, 11/13/08 - 11/20/08	625,829,000 a	624,720,305
Total Commercial Paper
(cost $13,165,390,897)		13,165,390,897
Corporate Notes--6.4%

Banca Intesa SpA
5.09%, 11/14/08	250,000,000 b	250,000,000
Barclays Bank PLC
3.55%, 11/29/08	500,000,000 b	500,000,000
Citigroup Funding Inc.
2.20%, 5/8/09	400,000,000 b	400,000,000
General Electric Capital Corp.
3.32%, 11/25/08	100,000,000 b	100,000,000
Morgan Stanley
4.15%, 11/4/08	250,000,000 b	250,000,000
Wachovia Bank, N.A.
3.47%, 11/29/08	250,000,000 b	250,000,000
Wells Fargo & Co.
4.06%, 11/3/08	40,000,000 b	40,000,000
Total Corporate Notes
(cost $1,790,000,000)		1,790,000,000
Time Deposits--5.2%

Bank of America N.A. (Grand Cayman)
0.12%, 11/3/08	518,000,000	518,000,000
HSH Nordbank AG (Grand Cayman)
0.25%, 11/3/08	350,000,000	350,000,000
M&I Marshall & Ilsley Bank Milwaukee, WI (Grand Cayman)
0.25%, 11/3/08	100,000,000	100,000,000
Manufacturers & Traders Trust Company (Grand Cayman)
0.25%, 11/3/08	500,000,000	500,000,000
Total Time Deposits
(cost $1,468,000,000)		1,468,000,000
Repurchase Agreements--3.2%

Barclays Financial LLC
0.15%, dated 10/31/08, due 11/3/08 in the amount of
$200,002,500 (fully collateralized by $190,552,500
U.S. Treasury Notes, 3.625%-6.50%, due
2/15/10-5/15/13, value $204,000,011)	200,000,000	200,000,000
JP Morgan Chase & Co.
0.30%, dated 10/31/08, due 11/3/08 in the amount of
$700,017,500 (fully collateralized by $715,899,308
U.S. Treasury Bills, due 11/13/08-7/2/09, value
$714,000,553)	700,000,000	700,000,000
Total Repurchase Agreements

(cost $900,000,000)		900,000,000
Total Investments (cost $28,168,436,615)	99.9%	28,168,436,615
Cash and Receivables (Net)	.1%	19,671,514
Net Assets	100.0%	28,188,108,129

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $11,078,344,393 or 39.3% of net assets.

b	Variable rate security--interest rate subject to periodic change.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels

James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)